Net (Loss) Income Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net (Loss) Income Per Share [Abstract]
Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 14, 2024 (the Closing Date) to June 30, 2024:

	Three months ended June 30, 2024	Six months ended June 30, 2024
Numerator
Net income attributable to Class A common shareholders	$167,238	$(1,076,953)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	5,026,964	3,010,654

Net income per share of Class A common stock – basic and diluted	$0.03	$(0.36)

The earnings per share presented in the statement of operations is based on the following:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Net (loss) income	$(3,001,194)	$14,334,250
Accretion of temporary equity to redemption value	6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value	$3,166,789	$10,349,819
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Redeemable Class A	Non-redeemable Class A and Class B	Redeemable Class A	Non-redeemable Class A and Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income including accretion of temporary equity	$1,140,044	$2,026,745	$8,279,855	$2,069,964
Allocation of accretion of temporary equity to redemption value	(6,167,983)	—	3,984,431	—
Allocation of net (loss) income	$(5,027,939)	$2,026,745	$12,264,286	$2,069,964
Denominator:
Weighted-average shares outstanding	3,821,284	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(1.32)	$0.29	$0.44	$0.30

Schedule of Excluded from the Computation of Diluted Net Earnings Per Share of Class A Common Stock

The following table presents potentially dilutive securities, as of the end of the period, excluded from the computation of diluted net earnings per share of Class A Common Stock.

	Three months ended June 30, 2024	Six months ended June 30, 2024
Warrants(1)	13,800,000	13,800,000
Series A Preferred Stock(2)	1,500,000	1,500,000

(1)      Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.

(2)      Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.